Performance Management - T. ROWE PRICE Capital Appreciation Market Opportunities ETF	May 13, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com